Basis of Presentation and Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Company Overview
Company Overview
Bird Global, Inc. (“Bird Global” and, together with its subsidiaries, “Bird”, the “Company”, “our”, or “we”) was incorporated in Delaware on May 4, 2021 as a wholly owned subsidiary of Bird Rides, Inc. (“Bird Rides”). Bird Global was formed for the purpose of completing the transactions contemplated by the Business Combination Agreement, dated May 11, 2021 (as amended, the “Business Combination Agreement”), by and among Switchback II Corporation (“Switchback”), Maverick Merger Sub Inc., a direct and wholly owned subsidiary of Switchback (“Merger Sub”), Bird Rides, and Bird Global.
Bird is a micromobility company engaged in delivering electric transportation solutions for short distances. The Company partners with cities to bring lightweight, electric vehicles to residents and visitors in an effort to replace car trips by providing an alternative sustainable transportation option. Bird’s offerings include its core vehicle-sharing business and operations (“Sharing”), and sales of Bird-designed vehicles for personal use (“Product Sales”).

Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation
The accompanying unaudited condensed consolidated financial statements (“condensed consolidated financial statements”) include the accounts of the Company and its wholly owned subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the accounting disclosure rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and note disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. The condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes included in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2021. All intercompany balances and transactions are eliminated upon consolidation.
The consolidated balance sheet as of December 31, 2021 included herein was derived from the audited annual consolidated financial statements as of that date. The condensed consolidated financial statements have been prepared on the same basis as the audited annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to state fairly the Company’s financial position, results of operations, comprehensive income (loss), stockholders’ deficit (equity), and cash flows for the periods presented, but are not necessarily indicative of the results of operations to be anticipated for any future annual or interim period.
There have been no material changes to the Company’s significant accounting policies as described in the audited consolidated financial statements as of December 31, 2021.
Certain amounts from prior periods have been reclassified to conform to the current period’s presentation. None of these reclassifications had a material impact on our consolidated financial statements.

Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements include the accounts of Bird Global and its wholly owned subsidiaries and have been prepared in accordance with GAAP and pursuant to the accounting disclosure rules and regulations of the SEC regarding financial reporting. All intercompany balances and transactions have been eliminated in consolidation.
Certain amounts from prior periods have been reclassified to conform to the current period’s presentation. None of these reclassifications had a material impact on our consolidated financial statements.

Use of Estimates
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the condensed
consolidated financial statements, the reported amounts of revenues and expenses during the reporting period, and the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements. On an ongoing basis, management evaluates estimates, which are subject to significant judgment, including, but not limited to, those related to useful lives associated with vehicles, impairment of other long-lived assets, impairment of goodwill, assumptions utilized in the valuation of derivative liabilities and certain equity awards, and loss contingencies. Actual results could differ from those estimates.

Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements, the reported amounts of revenues and expenses during the reporting period, and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements. On an ongoing basis, management evaluates estimates that are subject to significant judgment, including, but are not limited to, those related to useful lives associated with vehicles, impairment of other long-lived assets, impairment of goodwill, assumptions utilized in the valuation of derivative liabilities and certain equity awards, and loss contingencies. Actual results could differ from those estimates.

Liquidity
The Company expects that it will have sufficient cash and cash equivalents to support the Company’s operations and cash flow requirements through at least the next 12 months following the date these financial statements were issued.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include highly liquid investments with a maturity of 90 days or less at the time of purchase. Cash equivalents consist primarily of money market securities and all cash and money market investments are deposited with institutions management believes are of high credit quality. Cash equivalents are stated at fair value.

Restricted Cash and Cash Equivalents
Restricted Cash and Cash Equivalents
Restricted cash and cash equivalents are pledged as security for letters of credit or other collateral established by the Company for certain insurance policies and various other contractual arrangements. As of December 31, 2021 and 2020, the Company had issued irrevocable standby letters of credit of
$25.6 million and $5.3 million, respectively. Restricted cash and cash equivalents are classified as current or non-current
based on the contractual or estimated term of the remaining restriction. Current restricted cash and cash equivalents balances as of December 31, 2021 and 2020 were $30.1 million and $9.6 million, respectively.
Non-current
restricted cash and cash equivalents balances as of December 31, 2021 and 2020 were $1.2 million and $1.0 million, respectively.

Accounts Receivable
Accounts Receivable
Accounts receivable represent uncollected balances due from retail customers and partners to which we sell the white labeled version of our products and technology (“Bird Platform”). Amounts are recorded at the invoice value, net of an allowance for doubtful accounts.

Inventory, net
Inventory, net
Inventory consists of vehicles and spare parts available for sale, valued at the lower of cost based on an average cost method or net realizable value. This valuation requires the Company to make judgments, based on currently available information. The average cost of inventory consists of the price paid for the aforementioned vehicles and spare parts plus freight from manufacturers and any customs or duties incurred. Inventory is comprised entirely of finished goods.

Vehicle Deposits		Vehicle Deposits Vehicle deposits consist of prepayments on vehicles and spare parts to which the Company does not yet have title.
Vehicles, net
Vehicles, net
Vehicles consist of vehicles that are used within the Company’s Sharing business. The capitalized cost of vehicles includes freight from manufacturers and any customs or duties incurred. The vehicles balance is comprised of those vehicles that are in transit from the contract manufacturer to Bird, held by Bird but not yet deployed in market, and those that are deployed in market and available for use in our Sharing business. We recognize depreciation related to the vehicles used in our Sharing business using a usage-based depreciation methodology based on the number of rides taken by customers. The estimated total number of lifetime rides of our vehicles are based on many factors, including historical ride information and any anticipated changes to future vehicle utilization. Spare parts are expensed as a cost of revenue when used by the Company for vehicle maintenance and repairs.

The Company updates its estimated useful life assumption based on changes in activity of the vehicles and accelerates depreciation on vehicles that have been determined to be no longer active.

Income Taxes
Income Taxes
The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s consolidated financial statements. In estimating future tax consequences, generally all expected future events other than enactments or changes in the tax law or rates are considered.
The Company accounts for uncertainty in tax positions recognized in the consolidated financial statements by recognizing a tax benefit from an uncertain tax position when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. Income tax positions must meet a more-likely-than-not
recognition threshold at the effective date to be recognized.
Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are more likely than not to be realized based on the weighting of positive and negative evidence. Future realization of deferred tax assets ultimately depends on the existence of sufficient taxable income within the carryback or carryforward periods available under the applicable tax law. The Company regularly reviews its deferred tax assets for recoverability based on historical taxable income, projected future taxable income, the expected timing of the reversals of existing temporary differences, and tax planning strategies. The Company’s judgment regarding future profitability may change due to many factors, including future market conditions and the ability to successfully execute its business plans and/or tax planning strategies. Should there be a change in the ability to recover deferred tax assets, the Company’s income tax provision would increase or decrease in the period in which the assessment is changed.
The Company recognizes accrued interest and penalties related to unrecognized tax benefits in the provision for income taxes in the consolidated statements of operations.

Property and Equipment, net
Property and Equipment, net
Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the related assets, which range from one year to five years as shown in the table below. Useful lives used to depreciate our property and equipment are assessed periodically and adjusted when warranted. Additions, replacements, and improvements that extend the asset’s useful life are capitalized. Maintenance and repairs that do not enhance or extend the asset’s useful life are charged to expense as incurred.

Estimated Useful Life
Computer hardware, software, and equipment	One – five years
Furniture and fixtures	Three years
Leasehold improvements	Shorter of estimated useful life or lease term

Evaluation of Long-Lived Assets for Impairment
Evaluation of Long-Lived Assets for Impairment
The Company evaluates its
held-and-used
long-lived assets for indicators of possible impairment when events or changes in circumstances indicate the carrying amount of an asset or asset group (collectively, the “asset group”) may not be recoverable. The Company measures the recoverability of the asset group by comparing the carrying amount of such asset group to the future undiscounted cash flows it expects the asset group to generate. If the Company considers the asset group to be impaired, the impairment to be recognized equals the amount by which the carrying value of the asset group exceeds its fair value.

Goodwill

Goodwill
Goodwill represents the excess of the purchase price over the fair value of net assets acquired in business combinations and is allocated to reporting units expected to benefit from the business combinations. The Company tests goodwill for impairment at least annually at the reporting unit level, in the fourth quarter, or whenever events or changes in circumstances indicate that the fair value of net assets has decreased below its carrying value. Application of the goodwill impairment test requires judgement, including identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value. The Company operates three reporting units, which are the same as its reporting segments described in Note 16.
When testing goodwill for impairment, in accordance with Accounting Standard Update (“ASU”)
2017-04,
Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, the Company first assesses qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The qualitative factors include, but are not limited to, macroeconomic conditions, industry and market considerations, and the overall financial performance of the Company. If, after assessing the totality of events and circumstances, the Company determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then additional impairment testing is not required. However, if the Company concludes otherwise, the Company proceeds to the quantitative assessment.
The quantitative assessment compares the estimated fair value of a reporting unit to its carrying value, including goodwill. If the fair value exceeds the carrying value, goodwill is considered not to be impaired and no additional steps are necessary. However, if the carrying value of a reporting unit exceeds its fair value, an impairment loss will be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.
The Company conducted its annual goodwill impairment test during the fourth quarter of 2021 and determined that the fair value of the reporting units exceeded its carrying value. No impairment charge was recorded in any of the periods presented in the consolidated financial statements.

Derivative Liabilities
Derivative Liabilities
Earnout Shares
In connection with the execution of the Business Combination Agreement, the Company designated 30,000,000 shares of Class A Common Stock (“Earnout Shares”) to be issued to all Eligible Equity Holders (as defined below), subject to occurrence during the Earnout Period (as defined below) of the Earnout Triggering Events (as defined below). An “Eligible Equity Holder” means a holder of a share of common stock, including a share of restricted stock, a stock option or an RSU of Bird Rides, in each case, immediately prior to the consummation of the Business Combination. The “Earnout Period” means the five-year period ending on November 4, 2026. The three separate “Earnout Triggering Events” are as follows:

•
“Earnout Triggering Event I” is the date on which the daily volume-weighted average sale price of one share of Class A Common Stock quoted on the NYSE is greater than or equal to $12.50 for any ten trading days within any 20 consecutive trading day period within the Earnout Period;

•
“Earnout Triggering Event II” is the date on which the daily volume-weighted average sale price of one share of Class A Common Stock quoted on the NYSE is greater than or equal to $20.00 for any ten trading days within any 20 consecutive trading day period within the Earnout Period; and

•
“Earnout Triggering Event III” is the date on which the daily volume-weighted average sale price of one share of Class A Common Stock quoted on the NYSE is greater than or equal to $30.00 for any ten trading days within any 20 consecutive trading day period within the Earnout Period.

Of the 30,000,000 Earnout Shares, 27,925,828
shares are designated for the holders of common stock of Bird Rides immediately prior to the consummation of the Business Combination and are not subject to a continued service requirement. This portion of the Earnout Shares is classified as a liability due to failure to meet the equity classification criteria under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 815-40. The Earnout Shares liability was measured at fair value at the effective time of the Acquisition Merger, and is remeasured at fair value through other income (expense) at each subsequent reporting period, most recently as of December 31, 2021.
The Company calculated the grant-date fair value of the liability-classified Earnout Shares based on multiple stock price paths on a monthly basis over the Earnout Period, developed through the use of a Monte Carlo simulation model. A Monte Carlo simulation model requires the use of various assumptions, including the underlying stock price, volatility, and the risk-free interest rate as of the valuation date.
Switchback Founder Earn Back Shares
In connection with the execution of the Business Combination Agreement, NGP Switchback II, LLC, a Delaware limited liability company (the “Sponsor”), and certain officers and directors of Switchback entered into an amendment to the letter agreement, dated January 7, 2021 (the “Letter Agreement Amendment”), pursuant to which, among other things, the parties agreed, effective upon the consummation of the Business Combination, to subject to potential forfeiture (on a pro rata basis) an aggregate of
1,976,563 shares of Class A Common Stock held by them (“Switchback Founder Earn Back Shares”), of which (i) 988,281 Switchback Founder Earn Back Shares will no longer be subject to potential forfeiture if the average reported last sale price of one share of our Class A Common Stock quoted on the NYSE is greater than or equal to $12.50 for any ten trading days within any 20 consecutive trading day period within the Earnout Period and (ii) 988,281 Switchback Founder Earn Back Shares will no longer be subject to potential forfeiture if the average reported last sale price of one share of our Class A Common Stock quoted on the NYSE is greater than or equal to $15.00 for any ten trading days within any 20 consecutive trading day period within the Earnout Period.
The Switchback Founder Earn Back Shares are classified as a liability due to failure to meet the equity classification criteria under ASC
815-40.
The Switchback Founder Earn Back Shares liability was measured at fair value at the effective time of the Acquisition Merger, and is remeasured at fair value through other income (expense) at each subsequent reporting period, most recently as of December 31, 2021.
The Company calculated the grant-date fair value of the liability-classified Switchback Earn Back Shares based on multiple stock price paths on a monthly basis over the Earnout Period, developed through the use of a Monte Carlo simulation model. A Monte Carlo simulation model requires the use of various assumptions, including the underlying stock price, volatility, and the risk-free interest rate as of the valuation date.
C-1
Warrants and Private Placement Warrants
Immediately after giving effect to the Business Combination, there were outstanding
59,908 warrants to purchase one share of Class A Common Stock at an exercise price of $13.36 per share (the
“C-1
Warrants”) and 6,550,000 private placement warrants from Switchback (the “Private Placement Warrants”) to purchase one share of Class A Common Stock at the exercise price of $11.50 per share, subject to certain redemption rights.
The
C-1
Warrants and Private Placement Warrants are classified as liabilities due to failure to meet the equity classification criteria under ASC
815-40.
The
C-1
Warrants and Private Placement Warrants liabilities were measured at fair value on the date of grant. Both financial instruments are remeasured at fair value through other income (expense) at each subsequent reporting period, most recently as of December 31, 2021.
The Company calculated the grant-date fair value of the
C-1
Warrants and Private Placement Warrants based on the Black-Scholes-Merton option-pricing model. The Black-Scholes-Merton option-pricing model considers several variables and assumptions in estimating the fair value of financial instruments, including the per-share
fair value of the underlying common stock, exercise price, expected term, risk-free interest rate, expected stock price volatility over the expected term, and expected annual dividend yield.
The Company calculated the expected term as the
contractual
expiration period. The risk-free interest rate is estimated using the rate of return on U.S. treasury notes with a life that approximates the expected term. The Company’s Class A Common Stock does not have sufficient trading history and, therefore, the Company used the historical volatility of the stock prices of similar publicly traded peer companies. The Company utilized a dividend yield of zero, as it had no history or plan of declaring dividends on its common stock.

Fair Value Measurements
Fair Value Measurements
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market or, if none exists, the most advantageous market, for the specific asset or liability at the measurement date (referred to as the “exit price”). Fair value is a market-based measurement that is determined based upon assumptions that market participants would use in pricing an asset or liability, including consideration of non-performance
risk.
The Company discloses and recognizes the fair value of its assets and liabilities using a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. This hierarchy indicates the extent to which inputs used in measuring fair value are observable in the market.

•	Level 1: Inputs that reflect quoted prices for identical assets or liabilities in active markets that are observable.

•
Level 2: Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•
Level 3: Inputs that are unobservable to the extent that observable inputs are not available for the asset or liability at the measurement date and include management’s judgment about assumptions market participants would use in pricing the asset or liability.

Assets Measured at Fair Value on a Recurring Basis
Assets Measured at Fair Value on a Recurring Basis
The carrying amounts of the Company’s cash equivalents, restricted cash equivalents, accounts receivable, accounts payable, accrued expenses and other current liabilities approximate their respective fair values due to their short-term nature. The Company’s assets and liabilities listed above are based on Level 1 inputs.
The Company’s derivative liabilities, such as Earnout Shares, Switchback Earn Back Shares,
C-1
Warrants, Private Placement Warrants, and Public Warrants, are remeasured at fair value through other income (expense) at each reporting period. Such fair value measurements are predominantly based on Level 3 inputs, with the exception of the Public Warrants, which are based on Level 1 inputs.

Assets Measured at Fair Value on a Non-Recurring Basis
Assets Measured at Fair Value on a
Non-Recurring
Basis
The Company’s
non-financial
assets, such as goodwill, intangible assets, and property and equipment are adjusted to fair value when an impairment charge is recognized. Such fair value measurements are based predominantly on Level 3 inputs.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk principally consist of cash and cash equivalents, restricted cash and cash equivalents, and accounts receivable. Cash and cash equivalents, and restricted cash and cash equivalents, primarily consist of cash deposits and money market securities, and all cash and money market investments are deposited with institutions management believes are of high credit quality. The Company has not experienced any material losses related to these concentrations during the periods presented. No customer accounted for 10% or more of revenue for the years ended December 31, 2021, and 2020.

Revenue Recognition
Revenue Recognition
For the years ended December 31, 2021, and 2020, the Company recognized revenue from rides taken by individual users of the Bird mobile application (the “Bird App”) as part of Sharing, which the Company accounts for pursuant to ASC 840,
Leases
. Additionally, the Company recognized revenue from Product Sales, primarily comprised of vehicles sales, pursuant to ASC 606,
Revenue from Contracts with Customers
. Sales taxes, including value added taxes, are excluded from reported revenue.

Sharing
Sharing
The Company’s technology platform enables users to participate in the Company’s Sharing program. To use a vehicle, the user contracts with the Company via acceptance of the Bird Rental Agreement and pays for the ride from a preloaded wallet balance, on a per-ride
basis. The user must use the Bird App to access the shared vehicles and must end the ride on the Bird App to conclude the trip. The Company is responsible for providing access to the vehicles over the user’s desired period of use. The Company accounts for these revenues as operating lease revenue pursuant to ASC 840,
Leases
, and records revenue upon completion of each ride. The Company treats any credit, coupon, or rider incentive as a reduction to the revenue for the ride in the period to which it relates.

Product Sales
Product Sales
The Company sells vehicles directly to distributors, retailers, and consumers, generating Product Sales revenue. Revenue is generally recognized, net of taxes, upon fulfillment per the contractual delivery terms, as that is when title and control transfers to the customer and the performance obligation is considered fully satisfied. For sales direct to consumers, the Company has a
30-day
return policy, during which a customer can return a vehicle for a full refund. There is no history of material returns across any of the Product Sales channels. The Company also guarantees Product Sales with a one-year
limited warranty.

Disaggregation of Revenue
Disaggregation of Revenue
The Company disaggregates revenue into the Sharing and Product Sales categories disclosed on the consolidated statement of operations. Disaggregating revenue into these categories achieves the disclosure objectives to depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. Further disaggregation is presented in the segment footnote for revenues generated from North America, Europe, Middle East, and Africa (“EMEA”), and Other.

Deferred Revenue

Deferred Revenue
Deferred revenue primarily consists of wallet payments made by customers. In connection with its Sharing business, Bird requires a wallet balance to be maintained in most countries to ensure cash collection for rides. An immaterial portion of deferred revenue also consists of deposits made by Product Sales customers for the purchase of vehicles and parts that have not yet been delivered.

Practical Expedients and Exemptions
Practical Expedients and Exemptions
The Company elected to use the practical expedient that allows it to expense the costs incurred to obtain a contract when the amortization period is one year or less.

Tariff Reimbursement
Tariff Reimbursement
The U.S. government imposed Section 301 tariffs (the “Tariffs”) on certain goods imported from China into the United States, including Bird vehicles. Accordingly, the Company paid the required
 25%
Tariffs for the import of vehicles into the United States. The costs associated with the Tariffs were capitalized as part of the associated costs of the vehicles when the vehicles were purchased during fiscal years 2018 and 2019. The costs were then depreciated and included in the consolidated statement of operations consistent with our vehicle depreciation policy, with most of the expense being recognized in fiscal years 2018 and 2019. In the first quarter of 2020, after filing protests and posting summary corrections, a ruling from the U.S. Custom and Border Protection Agency determined our vehicles were exempted from the Tariffs both retroactively and into the future and we therefore recognized a

$25.0
million benefit to the consolidated statements of operations in the first quarter of 2020. The Tariffs resumed effective January 1, 2021 and continue to remain in effect. On November 30, 2021 the Company filed an application for exemption from the Tariffs that, if approved, may be retroactively applied to 2021. The Company has not received a decision on the application, and therefore, has continued to pay for the Tariffs and capitalize the cost.

Stock-based Compensation
Stock-Based Compensation Expense
The Company measures and recognizes compensation expense for all stock-based awards granted to employees and non-employees,
including stock options and RSUs, based on the grant-date fair value of the award.
Stock Options
Stock options granted to employees contained only service-based vesting conditions, and generally vest over a total of four years pursuant to two different vesting schedules. Under one vesting schedule, one-fourth
of the total award vests on the
one-year
anniversary of the vesting commencement date, followed by monthly vesting for the final three years. Under the second vesting schedule, the award vests on a monthly basis over the four-year term.
The fair value of stock options that vest solely based on a service-based vesting condition is determined by the Black-Scholes-Merton Option pricing model on the date of the grant. This valuation model for stock-based compensation expense requires the Company to make assumptions and judgements about the variables used in the Black-Scholes-Merton option pricing model, including the expected term, expected volatility, risk-free interest rate, and dividend yield. As the Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior, the Company determines the expected term based on the average period the stock options are expected to remain outstanding. For stock options, expected term is calculated as the mid-point
of the stock options vest term and contractual expiration period. The grant-date fair value is recognized as compensation expense, on a straight-line basis, over the period during which the employee or non-employee is required to provide service in exchange for the award.
RSUs
Prior to November 2021, RSUs granted by the Company were eligible to vest upon the satisfaction of both a service-based vesting condition, generally four years pursuant to the two vesting schedules, and a liquidity event-related performance vesting condition. Under one vesting schedule, one-fourth
of the total award vests on the
one-year
anniversary of the applicable vesting commencement date, followed by quarterly vesting for the final three years. Under the second vesting schedule, the award vests on a quarterly basis over the four-year term. The liquidity event-related performance vesting condition was deemed probable upon the consummation of the Business Combination.
The fair value of these RSUs was estimated based on the fair value of the common stock of Bird Rides on the date of grant. Upon the consummation of the Business Combination, the Company recorded cumulative stock-based compensation expense, using the accelerated attribution method, as of the closing date for those RSUs for which the service-vesting condition had been satisfied. Stock-based compensation expense related to the those RSUs for which the service-vesting condition had not been satisfied will be recorded over the remaining requisite service period using the accelerated attribution method.
In conjunction with the consummation of the Business Combination, the Company issued RSU awards to certain employees that vest upon the satisfaction of both service-based and market-based vesting conditions (the “Management Award RSUs”). The service-based vesting condition for the Management Award RSUs is satisfied over four years. The market-based vesting conditions are satisfied upon achievement of each of the Earnout Triggering Events.
The fair value of the Management Award RSUs is determined using a Monte Carlo simulation model. The associated stock-based compensation expense is recorded over the derived service period, using the accelerated attribution method. If the Earnout Triggering Events are achieved sooner than the derived service period, the Company will adjust the stock-based compensation expense to reflect the cumulative expense associated with the awards. Subject to continued service by these employees, stock-based compensation expense is recognized over the requisite service period, regardless of whether the Earnout Triggering Events are achieved.
Since November 2021, with the exception of the Management Award RSUs, RSUs granted to employees generally contain only service-based vesting conditions, and generally vest over four years
in accordance with the two vesting schedules previously described. The fair value of RSUs is determined using the closing price of the Company’s Class A Common Stock on the grant date. The associated stock-based compensation expense is recognized on a straight-line basis over the requisite service period.
Common Stock
Prior to November 2021, the fair value of the common stock underlying the stock option awards and RSUs was determined by our board of directors. Given the absence of a public trading market, our board of directors considered numerous objective and subjective factors to determine the fair value of our common stock at each meeting at which awards were approved. These factors included, but were not limited to;

•	the results of contemporaneous unrelated third-party valuations of the Company’s common stock;

•	the prices of the recent redeemable convertible preferred stock sales by the Company to investors;

•	the rights, preferences, and privileges of preferred stock relative to those of common stock;

•	market multiples of comparable public companies in the industry as indicated by their market capitalization and guideline merger and acquisition transactions;

•	the Company’s performance and market position relative to competitors, which is subject to change from time to time;

•	the Company’s historical financial results and estimated trends and prospects for the Company’s future performance;

•	the economic and competitive environment;

•	the Company’s financial condition, results of operations, and capital resources;

•	the industry outlook;

•	the valuation of comparable companies; and

•	the likelihood and timeline of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions.

Forfeiture
Forfeiture
The Company accounts for forfeitures as they occur. In the case of awards being forfeited because of a failure to satisfy a service-based vesting condition, previously recognized stock-based compensation expense is reversed in the period of the forfeiture.

Foreign Currency Translations and Transactions
Foreign Currency Translations and Transactions
The reporting currency of the Company is the U.S. dollar. The functional currency of our foreign operations generally is the applicable local currency for each foreign subsidiary. Assets and liabilities of foreign subsidiaries are translated into U.S. dollars at the exchange rate on the balance sheet date. Revenues and expenses of foreign subsidiaries are translated at the average exchange rate during the period. Translation gains or losses are included as a component of accumulated other comprehensive loss in the accompanying consolidated statements of redeemable convertible preferred stock and stockholders’ equity (deficit). Realized and unrealized gains or losses on remeasurement of foreign currency transactions are included as a component of other income, net in the accompanying consolidated statements of operations.

Net Loss Per Share Attributable to Common Stockholders
Net Loss Per Share Attributable to Common Stockholders
Basic net loss per share is based on the weighted-average effect of all shares of common stock issued and outstanding and is calculated by dividing net loss attributable to common stockholders by the weighted-average shares outstanding during the period. Diluted net loss per share is calculated by dividing net loss by the weighted-average number of shares of common stock used in the basic loss per share calculation plus the number of shares of common stock that would be issued assuming exercise or conversion of all potentially dilutive instruments. We exclude equity instruments from the calculation of diluted loss per share if the effect of including such instruments is anti-dilutive. Since we are in a net loss position for all periods presented, basic net loss per share is the same as diluted net loss per share for all periods as the inclusion of all potentially dilutive securities outstanding would have been anti-dilutive. The rights, including the liquidation and dividend rights, of the Class A Common Stock, Class B Common Stock, and Class X Common Stock are substantially identical. Accordingly, the Class A Common Stock and Class X Common Stock shared proportionately in the Company’s net losses. No shares of Class B Common Stock were issued and outstanding as of December 31, 2021.
Shares of redeemable convertible preferred stock and founders convertible preferred stock are considered participating securities. As they do not participate in losses of the Company, the two-class
method would yield the same results as the basic net loss per share calculation. As of December 31, 2021, there were no shares of redeemable convertible preferred stock, redeemable convertible prime preferred stock, redeemable convertible senior preferred stock or founders convertible preferred stock issued and outstanding.

Recently Adopted Accounting Pronouncements
Recent Adopted Accounting Pronouncements
In August 2020, the FASB issued ASU
2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for

Convertible Instruments and Contracts in an Entity’s Own Equity. This ASU simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. The Company adopted this guidance on January 1, 2021. The adoption of the guidance did not have a material impact on the consolidated financial statements.
In June 2016, the FASB issued ASU
2016-13—Financial
Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU requires an entity to use a current expected credit loss methodology to measure impairments of certain financial assets and to recognize an allowance for its estimate of lifetime expected credit losses. The main objective of this update is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The Company adopted this guidance on January 1, 2021. The adoption of the guidance did not have a material impact on the consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted
Recently Issued Accounting Pronouncements Not Yet Adopted
In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”)
2016-02
—Leases (Topic 842)
, which introduces a lessee model that brings most leases on the balance sheet and aligns many of the underlying principles of the new lessor model with those in the new revenue recognition standard. The FASB also subsequently issued guidance amending and clarifying various aspects of the new leases guidance. The new leasing standard represents a wholesale change to lease accounting for lessees and requires additional disclosures regarding leasing arrangements. This update is effective for annual periods beginning January 1, 2022, and interim periods beginning January 1, 2023, with early adoption permitted. While the Company is continuing to assess the potential impacts of ASU
2016-02,
it does not expect it to have a material effect on its consolidated financial statements.
The Company does not believe there are any other recently issued and effective or not yet effective pronouncements that would have or are expected to have any significant effect on the Company’s financial position, cash flows or results of operations.

Recently Issued Accounting Pronouncements Not Yet Adopted
In February 2016, the FASB issued ASU
2016-02—Leases
(Topic 842), which introduces a lessee model that brings most leases on the balance sheet and aligns many of the underlying principles of the new lessor model with those in the new revenue recognition standard. The FASB also subsequently issued guidance amending and clarifying various aspects of the new leases guidance. The new leasing standard represents a wholesale change to lease accounting for lessees and requires additional disclosures regarding leasing arrangements. This update is effective for annual periods beginning January 1, 2022, and interim periods beginning January 1, 2023, with early adoption permitted. The Company is in the process of evaluating its impact.
The Company does not believe there are any other recently issued and effective or not yet effective pronouncements that would have or are expected to have any significant effect on the Company’s financial position, results of operations, or cash flows.

Public Warrants
Public Warrants
Immediately after giving effect to the Business Combination, the Company assumed 6,324,972 public warrants from Switchback (the “Public Warrants”). Each warrant entitles the registered holder to purchase one share of Class A Common Stock at the exercise price of $11.50 per share.
The Public Warrants are classified as a liability due to failure to meet the equity classification criteria under ASC
815-40.
The Public Warrants liability was measured at fair value at the effective time of the Acquisition Merger, and is remeasured at fair value through other income (expense) at each subsequent reporting period, most recently as of December 31, 2021.
The Company calculated the grant-date fair value of the Public Warrants based on the publicly traded price of the Public Warrants at the effective time of the Acquisition Merger.